REVENUE - Provisional Copper and Gold Sales (Details) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) lb	Dec. 31, 2017 USD ($) lb
Disclosure of Disaggregation of Revenue [Line Items]
Percent change in commodity prices used for sensitivity analysis	10.00%
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	51	57
Impact on net income before taxation of 10% movement in market price US$ | $	$ 14	$ 19